Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income (loss)	$ 2,218	$ (418)	$ 2,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,419	1,643	2,027
Provision for loan losses	2,300	6,500	3,700
Provision for (benefit of) income taxes	1,098	(3,500)	1,120
(Gain) loss on sales/calls of securities available for sale	(1)	(215)	(1,471)
(Gain) loss on sale of secondary market loans	(477)	(445)	(224)
Origination of secondary market loans held for sale	(38,971)	(36,678)	(21,722)
Proceeds from secondary market loans held for sale	33,048	37,217	22,039
Mortgage servicing rights	(400)
(Gain) on sales of branch offices			(1,208)
Loss on sale of premises, equipment, and other real estate held for sale	282	48	23
Writedown of other real estate held for sale	855	2,703	187
Stock option compensation		32	60
Change in other assets	211	13,174	(15,626)
Change in other liabilities	296	(583)	(22)
Net cash (used in) provided by operating activities	1,878	19,478	(8,701)
Cash Flows from Investing Activities:
Net (increase) in loans	(19,749)	(9,355)	(21,218)
Net (increase) decrease in interest-bearing deposits in other financial institutions	703	(35)	(96)
Purchase of securities available for sale	(21,260)	(5,000)	(50,113)
Proceeds from maturities, sales, calls or paydowns of securities available for sale	15,607	16,788	52,742
Capital expenditures	(1,034)	(606)	(679)
Proceeds from sale of premises, equipment, and other real estate	5,456	2,876	581
Redemption of FHLB stock	363	371
Net cash paid in connection with branch sales			(28,578)
Net cash provided by (used in) investing activities	(19,914)	5,039	(47,361)
Cash Flows from Financing Activities:
Net increase (decrease) in deposits	18,010	(34,610)	80,760
Issuance of Series A Preferred Stock and common stock warrants			11,000
Dividend on preferred stock	(551)	(550)	(307)
Principal payments on borrowings	(72)	(71)	(70)
Net cash provided by (used in) financing activities	17,387	(35,231)	91,383
Net increase (decrease) in cash and cash equivalents	(649)	(10,714)	35,321
Cash and cash equivalents at beginning of period	34,719	45,433	10,112
Cash and cash equivalents at end of period	34,070	34,719	45,433
Cash paid during the year for:
Interest	4,664	6,548	7,584
Income taxes	75	75	90
Noncash Investing and Financing Activities:
Transfers of Foreclosures from Loans to Other Real Estate Held for Sale (net of adjustments made through the allowance for loan losses)	4,194	5,373	4,879
Assets and Liabilities Divested in Branch Sales:
Loans			31
Premises and equipment			651
Deposits			$ 29,260